Note 4 - Inventory: Schedule of Inventory, Current (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Inventory, Raw Materials, Gross	$ 100,702	$ 157,839
Inventory, Finished Goods, Gross	338,456	350,499
Inventory, Net of Allowances, Customer Advances and Progress Billings	0	0
Inventory	$ 439,158	$ 508,338